Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue
Summary of company's revenue, net disaggregated by type of product and service

	Three Months Ended March 31,
	2024	2023
Product sales	$2,022	$755
Software as a service and related services	200	179
Ancillary services	53	46
Total revenue	$2,275	$980

	2023	2022
Product sales	$4,270	$6,681
Software as a service and related services	784	348
Ancillary services	376	239
Total revenue	$5,430	$7,268

Summary of change in contract liabilities

Contract liabilities
Balance at January 1, 2023	$297
Prepayments and adjustments	2,552
Revenue recognition	(784)
Balance at December 31, 2023	2,065
Contract liabilities, non-current	$121
Balance at January 1, 2024	$2,065
Prepayments and adjustments	(711)
Revenue recognition	(200)
Balance at March 31, 2024	1,154
Contract liabilities, non-current	$238

Contract liabilities
Balance at January 1, 2022	$75
Prepayments	570
Revenue recognition	(348)
Balance at December 31, 2022	297
Prepayments	2,552
Revenue recognition	(784)
Balance at December 31, 2023	$2,065
Contract liabilities, noncurrent	121

Summary of change in accounts receivables allowance

	December 31,
	2023	2022
Beginning balance	$290	$145
Reversal of account receivables allowance	(304)	(13)
Bad debt expense	194	158
Ending balance	$180	$290